Investment	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
Investment
6.	Investment

On April 17, 2018, the Company entered into an agreement to acquire an equity interest in Mountain Capital Fund L.P. (“Mountain”) from Pegasus View Global Ltd., an international business company incorporated in the Republic of Seychelles (“Pegasus”), which is a related party. Mountain is an exempted limited partnership registered under the partnership law in the Cayman Islands and primarily engages in investing. The Company’s equity interest in Mountain was limited to 50% of Mountain’s investment in One97 Communications Limited and PayTM E-Commerce Private Limited (collectively, the “Mountain Investment”). In addition to the $43.0 million initial investment made during 2018, the purchase price in this transaction included a contingent consideration of up to $7.0 million upon satisfaction of certain conditions described in the purchase agreement. This contingent consideration of $7.0 million was paid in April 2019. The Company evaluated the Mountain Investment under the variable interest model and the voting interest model and concluded that Mountain Capital Fund L.P. is not a variable interest entity and no consolidation is needed under either the variable interest model or the voting interest model. The Company recorded an estimate of contingent consideration payable of $7.0 million as of the acquisition date. The Company accounted for the Mountain Investment under the equity method. During the year 2019, Mountain sold a portion of its investment in One97 Communications Limited (“One97”) to various third-party buyers, which resulted in the Company’s disposal of all of its investment in One97.

In December 2022, the Company was informed that Mountain intends to sell 100% of its shares in PayTM E-Commerce Private Limited to an unrelated third party and effectively dissolve Mountain, in exchange for approximately $0.7 million. Mountain and the unrelated third-party buyer entered into a share purchase agreement on December 29, 2022. The Company reached a mutual understanding with Mountain that the Company does not expect to receive any proceeds as part of the final sale and dissolution of Mountain as of December 31, 2022. The Company then reviewed the investment in Mountain and determined an impairment existed as of December 31, 2022 and wrote off the full remaining balance of $2.3 million in the statement of operations. Mountain was fully dissolved in 2023.

In August 2018, the Company purchased 11,506,695 Series B+ Preferred shares in Bitmain Technologies Holding Company, a privately-held company incorporated in the Cayman Islands, for a total consideration of $15.0 million. Bitmain Technologies Holding Company and its subsidiaries (together “Bitmain”) primarily design and sell cryptocurrency mining hardware, operate cryptocurrency mining pools, and provide mining farm services. As this represents an investment in equity securities without readily determinable fair values, the Company elected the measurement alternative under ASU 2016-01 to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

In 2023 and 2022, Bitmain repurchased a total of 26,758,080 and 11,149,200, respectively, Series B+ shares of Bitmain held by the Company’s subsidiary, Newegg Tech Corporation at various prices in accordance with Bitmain’s articles of association. The Company reviewed the transactions and concluded that the transactions are not an orderly transactions, and the Company would continue to account for the investment in Bitmain at cost. In addition, Newegg Tech Corporation also sold all 382,782 shares of its investment in Bitdeer Technologies Holding Company, a spinoff company of Bitmain, in 2023. As a result, the Company recognized a total gain on sale of investment of $6.8 million and $1.7 million in 2023 and 2022, respectively.

The Company reviewed the investment in Bitmain for impairment as of December 31, 2023 and 2022, respectively, by evaluating if events or circumstances have occurred that may have a significant adverse effect on the fair value of the investment. The Company concluded there were no impairment indicators as of December 31, 2023 and 2022. In the absence of observable price changes in orderly transactions for the identical or a similar investment of the same issuer during the years ended December 31, 2023 and 2022, the carrying value of the investment remained at $2.3 million and $11.3 million as of December 31, 2023 and 2022.

There was no impairment loss on Bitmain cost method investment for the years ended December 31, 2023, 2022 and 2021.